UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended August 31, 2025:
  John Hancock Fundamental All Cap Core Fund
  John Hancock Multi-Asset Absolute Return Fund

John Hancock Fundamental All Cap Core Fund
Class A/JFCAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class A/JFCAX)	$10	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class A/JFCAX) returned 3.46% (excluding sales charges) for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by the strong performance of small-capitalization stocks, and increased expectations for a short-term interest rate cut by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Lennar Corp. | The homebuilder benefited from greater expectations for an interest rate cut by the U.S. central bank, which was expected to result in reduced mortgage rates and aid homebuyer affordability.
Alphabet, Inc. | The online search and advertising company reported strong earnings during the period.
Group 1 Automotive, Inc. | Impressive earnings results and improving same-store sales growth provided a tailwind for shares of this auto dealership operator.

TOP PERFORMANCE DETRACTORS
Amazon.com, Inc. | A disappointing earnings report that featured lower-than-expected growth in the company’s cloud computing unit weighed on the stock.
Microsoft Corp. | The stock declined declined as many investors sold the stock, taking profits after a sharp rally earlier in the year.
Oracle Corp. | The database software maker also experienced selling pressure as investors moved to take profits after a recent rally.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class A/JFCAX)	3.27%	12.55%	12.79%
Fundamental All Cap Core Fund (Class A/JFCAX)—excluding sales charge	8.70%	13.71%	13.36%
Russell 3000 Index	15.84%	14.11%	13.98%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$612,797,602
Total number of portfolio holdings	53
Total advisory fees paid (net)	$275,516
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Sector Composition
Information technology	26.2%
Consumer discretionary	21.4%
Health care	14.1%
Financials	11.1%
Communication services	10.5%
Energy	4.8%
Industrials	4.4%
Consumer staples	3.3%
Real estate	2.7%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781075

376A-A

8/25

10/25

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class C/JFCCX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class C/JFCCX)	$16	1.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class C/JFCCX) returned 3.40% (excluding sales charges) for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by the strong performance of small-capitalization stocks, and increased expectations for a short-term interest rate cut by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Lennar Corp. | The homebuilder benefited from greater expectations for an interest rate cut by the U.S. central bank, which was expected to result in reduced mortgage rates and aid homebuyer affordability.
Alphabet, Inc. | The online search and advertising company reported strong earnings during the period.
Group 1 Automotive, Inc. | Impressive earnings results and improving same-store sales growth provided a tailwind for shares of this auto dealership operator.

TOP PERFORMANCE DETRACTORS
Amazon.com, Inc. | A disappointing earnings report that featured lower-than-expected growth in the company’s cloud computing unit weighed on the stock.
Microsoft Corp. | The stock declined declined as many investors sold the stock, taking profits after a sharp rally earlier in the year.
Oracle Corp. | The database software maker also experienced selling pressure as investors moved to take profits after a recent rally.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class C/JFCCX)	6.94%	12.92%	12.58%
Fundamental All Cap Core Fund (Class C/JFCCX)—excluding sales charge	7.94%	12.92%	12.58%
Russell 3000 Index	15.84%	14.11%	13.98%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$612,797,602
Total number of portfolio holdings	53
Total advisory fees paid (net)	$275,516
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Sector Composition
Information technology	26.2%
Consumer discretionary	21.4%
Health care	14.1%
Financials	11.1%
Communication services	10.5%
Energy	4.8%
Industrials	4.4%
Consumer staples	3.3%
Real estate	2.7%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4781075
376A-C
8/25
10/25
John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class I/JFCIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class I/JFCIX)	$7	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class I/JFCIX) returned 3.48% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by the strong performance of small-capitalization stocks, and increased expectations for a short-term interest rate cut by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Lennar Corp. | The homebuilder benefited from greater expectations for an interest rate cut by the U.S. central bank, which was expected to result in reduced mortgage rates and aid homebuyer affordability.
Alphabet, Inc. | The online search and advertising company reported strong earnings during the period.
Group 1 Automotive, Inc. | Impressive earnings results and improving same-store sales growth provided a tailwind for shares of this auto dealership operator.

TOP PERFORMANCE DETRACTORS
Amazon.com, Inc. | A disappointing earnings report that featured lower-than-expected growth in the company’s cloud computing unit weighed on the stock.
Microsoft Corp. | The stock declined declined as many investors sold the stock, taking profits after a sharp rally earlier in the year.
Oracle Corp. | The database software maker also experienced selling pressure as investors moved to take profits after a recent rally.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class I/JFCIX)	9.03%	14.05%	13.71%
Russell 3000 Index	15.84%	14.11%	13.98%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$612,797,602
Total number of portfolio holdings	53
Total advisory fees paid (net)	$275,516
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Sector Composition
Information technology	26.2%
Consumer discretionary	21.4%
Health care	14.1%
Financials	11.1%
Communication services	10.5%
Energy	4.8%
Industrials	4.4%
Consumer staples	3.3%
Real estate	2.7%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781075

376A-I

8/25

10/25

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class R2/JFACX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R2/JFACX)	$11	1.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R2/JFACX) returned 3.45% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by the strong performance of small-capitalization stocks, and increased expectations for a short-term interest rate cut by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Lennar Corp. | The homebuilder benefited from greater expectations for an interest rate cut by the U.S. central bank, which was expected to result in reduced mortgage rates and aid homebuyer affordability.
Alphabet, Inc. | The online search and advertising company reported strong earnings during the period.
Group 1 Automotive, Inc. | Impressive earnings results and improving same-store sales growth provided a tailwind for shares of this auto dealership operator.

TOP PERFORMANCE DETRACTORS
Amazon.com, Inc. | A disappointing earnings report that featured lower-than-expected growth in the company’s cloud computing unit weighed on the stock.
Microsoft Corp. | The stock declined declined as many investors sold the stock, taking profits after a sharp rally earlier in the year.
Oracle Corp. | The database software maker also experienced selling pressure as investors moved to take profits after a recent rally.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R2/JFACX)	8.58%	13.61%	13.32%
Russell 3000 Index	15.84%	14.11%	13.98%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$612,797,602
Total number of portfolio holdings	53
Total advisory fees paid (net)	$275,516
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Sector Composition
Information technology	26.2%
Consumer discretionary	21.4%
Health care	14.1%
Financials	11.1%
Communication services	10.5%
Energy	4.8%
Industrials	4.4%
Consumer staples	3.3%
Real estate	2.7%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781075

376A-R2

8/25

10/25

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class R4/JFARX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R4/JFARX)	$8	0.97%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R4/JFARX) returned 3.48% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by the strong performance of small-capitalization stocks, and increased expectations for a short-term interest rate cut by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Lennar Corp. | The homebuilder benefited from greater expectations for an interest rate cut by the U.S. central bank, which was expected to result in reduced mortgage rates and aid homebuyer affordability.
Alphabet, Inc. | The online search and advertising company reported strong earnings during the period.
Group 1 Automotive, Inc. | Impressive earnings results and improving same-store sales growth provided a tailwind for shares of this auto dealership operator.

TOP PERFORMANCE DETRACTORS
Amazon.com, Inc. | A disappointing earnings report that featured lower-than-expected growth in the company’s cloud computing unit weighed on the stock.
Microsoft Corp. | The stock declined declined as many investors sold the stock, taking profits after a sharp rally earlier in the year.
Oracle Corp. | The database software maker also experienced selling pressure as investors moved to take profits after a recent rally.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R4/JFARX)	8.89%	13.98%	13.63%
Russell 3000 Index	15.84%	14.11%	13.98%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$612,797,602
Total number of portfolio holdings	53
Total advisory fees paid (net)	$275,516
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Sector Composition
Information technology	26.2%
Consumer discretionary	21.4%
Health care	14.1%
Financials	11.1%
Communication services	10.5%
Energy	4.8%
Industrials	4.4%
Consumer staples	3.3%
Real estate	2.7%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781075

376A-R4

8/25

10/25

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class R6/JFAIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R6/JFAIX)	$6	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R6/JFAIX) returned 3.48% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by the strong performance of small-capitalization stocks, and increased expectations for a short-term interest rate cut by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Lennar Corp. | The homebuilder benefited from greater expectations for an interest rate cut by the U.S. central bank, which was expected to result in reduced mortgage rates and aid homebuyer affordability.
Alphabet, Inc. | The online search and advertising company reported strong earnings during the period.
Group 1 Automotive, Inc. | Impressive earnings results and improving same-store sales growth provided a tailwind for shares of this auto dealership operator.

TOP PERFORMANCE DETRACTORS
Amazon.com, Inc. | A disappointing earnings report that featured lower-than-expected growth in the company’s cloud computing unit weighed on the stock.
Microsoft Corp. | The stock declined declined as many investors sold the stock, taking profits after a sharp rally earlier in the year.
Oracle Corp. | The database software maker also experienced selling pressure as investors moved to take profits after a recent rally.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R6/JFAIX)	9.15%	14.18%	13.83%
Russell 3000 Index	15.84%	14.11%	13.98%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$612,797,602
Total number of portfolio holdings	53
Total advisory fees paid (net)	$275,516
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Sector Composition
Information technology	26.2%
Consumer discretionary	21.4%
Health care	14.1%
Financials	11.1%
Communication services	10.5%
Energy	4.8%
Industrials	4.4%
Consumer staples	3.3%
Real estate	2.7%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781075

376A-R6
8/25
10/25
John Hancock Fundamental All Cap Core Fund

John Hancock Multi-Asset Absolute Return Fund
Class A/JHAAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class A/JHAAX)	$14	1.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class A/JHAAX) returned 1.97% (excluding sales charges) for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the reporting period included rallies in global equity and fixed-income markets, along with a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Strong earnings provided a supportive backdrop for equities in developed countries. Holdings in low risk value developed market equities also posted a strong contribution.
Fixed-income securities | The fund’s fixed-income position added value during the period, particularly holdings of U.S. bonds.
Cash-equivalent securities | A small position in cash-equivalent securities provided a noteworthy level of interest income.

TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period as investors shifted their focus toward value stocks.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the Japanese yen.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class A/JHAAX)	(3.38)%	2.73%	1.61%
Multi-Asset Absolute Return Fund (Class A/JHAAX)—excluding sales charge	1.66%	3.80%	2.13%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.54%	2.96%	2.04%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.14%	3.84%	5.07%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$239,444,983
Total number of portfolio holdings	221
Total advisory fees paid (net)	$149,150
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.8%
Health care	15.9%
Financials	13.2%
Communication services	10.2%
Industrials	8.6%
Consumer discretionary	7.8%
Consumer staples	7.5%
Utilities	2.4%
Materials	0.7%
U.S. Government	5.7%
Other assets and liabilities, net	5.2%

Country Composition
United States	77.8%
United Kingdom	3.8%
France	2.5%
Denmark	2.1%
China	2.1%
Taiwan	2.0%
Switzerland	2.0%
Japan	1.6%
Ireland	1.3%
South Korea	1.1%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781085

395A-A

8/25

10/25

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class C/JHACX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class C/JHACX)	$20	2.35%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class C/JHACX) returned 1.85% (excluding sales charges) for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the reporting period included rallies in global equity and fixed-income markets, along with a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Strong earnings provided a supportive backdrop for equities in developed countries. Holdings in low risk value developed market equities also posted a strong contribution.
Fixed-income securities | The fund’s fixed-income position added value during the period, particularly holdings of U.S. bonds.
Cash-equivalent securities | A small position in cash-equivalent securities provided a noteworthy level of interest income.

TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period as investors shifted their focus toward value stocks.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the Japanese yen.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class C/JHACX)	(0.01)%	3.06%	1.41%
Multi-Asset Absolute Return Fund (Class C/JHACX)—excluding sales charge	0.99%	3.06%	1.41%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.54%	2.96%	2.04%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.14%	3.84%	5.07%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$239,444,983
Total number of portfolio holdings	221
Total advisory fees paid (net)	$149,150
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.8%
Health care	15.9%
Financials	13.2%
Communication services	10.2%
Industrials	8.6%
Consumer discretionary	7.8%
Consumer staples	7.5%
Utilities	2.4%
Materials	0.7%
U.S. Government	5.7%
Other assets and liabilities, net	5.2%

Country Composition
United States	77.8%
United Kingdom	3.8%
France	2.5%
Denmark	2.1%
China	2.1%
Taiwan	2.0%
Switzerland	2.0%
Japan	1.6%
Ireland	1.3%
South Korea	1.1%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781085

395A-C

8/25

10/25

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class I/JHAIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class I/JHAIX)	$12	1.35%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class I/JHAIX) returned 2.03% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the reporting period included rallies in global equity and fixed-income markets, along with a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Strong earnings provided a supportive backdrop for equities in developed countries. Holdings in low risk value developed market equities also posted a strong contribution.
Fixed-income securities | The fund’s fixed-income position added value during the period, particularly holdings of U.S. bonds.
Cash-equivalent securities | A small position in cash-equivalent securities provided a noteworthy level of interest income.

TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period as investors shifted their focus toward value stocks.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the Japanese yen.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class I/JHAIX)	1.93%	4.10%	2.43%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.54%	2.96%	2.04%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.14%	3.84%	5.07%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$239,444,983
Total number of portfolio holdings	221
Total advisory fees paid (net)	$149,150
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.8%
Health care	15.9%
Financials	13.2%
Communication services	10.2%
Industrials	8.6%
Consumer discretionary	7.8%
Consumer staples	7.5%
Utilities	2.4%
Materials	0.7%
U.S. Government	5.7%
Other assets and liabilities, net	5.2%

Country Composition
United States	77.8%
United Kingdom	3.8%
France	2.5%
Denmark	2.1%
China	2.1%
Taiwan	2.0%
Switzerland	2.0%
Japan	1.6%
Ireland	1.3%
South Korea	1.1%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781085

395A-I

8/25

10/25

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class NAV)	$11	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class NAV) returned 2.11% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the reporting period included rallies in global equity and fixed-income markets, along with a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Strong earnings provided a supportive backdrop for equities in developed countries. Holdings in low risk value developed market equities also posted a strong contribution.
Fixed-income securities | The fund’s fixed-income position added value during the period, particularly holdings of U.S. bonds.
Cash-equivalent securities | A small position in cash-equivalent securities provided a noteworthy level of interest income.

TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period as investors shifted their focus toward value stocks.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the Japanese yen.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class NAV)	2.14%	4.24%	2.56%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.54%	2.96%	2.04%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.14%	3.84%	5.07%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$239,444,983
Total number of portfolio holdings	221
Total advisory fees paid (net)	$149,150
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.8%
Health care	15.9%
Financials	13.2%
Communication services	10.2%
Industrials	8.6%
Consumer discretionary	7.8%
Consumer staples	7.5%
Utilities	2.4%
Materials	0.7%
U.S. Government	5.7%
Other assets and liabilities, net	5.2%

Country Composition
United States	77.8%
United Kingdom	3.8%
France	2.5%
Denmark	2.1%
China	2.1%
Taiwan	2.0%
Switzerland	2.0%
Japan	1.6%
Ireland	1.3%
South Korea	1.1%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781085

395A-NAV

8/25

10/25

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class R2/JHARX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R2/JHARX)	$15	1.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R2/JHARX) returned 1.98% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the reporting period included rallies in global equity and fixed-income markets, along with a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Strong earnings provided a supportive backdrop for equities in developed countries. Holdings in low risk value developed market equities also posted a strong contribution.
Fixed-income securities | The fund’s fixed-income position added value during the period, particularly holdings of U.S. bonds.
Cash-equivalent securities | A small position in cash-equivalent securities provided a noteworthy level of interest income.

TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period as investors shifted their focus toward value stocks.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the Japanese yen.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R2/JHARX)	1.74%	3.78%	2.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.54%	2.96%	2.04%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.14%	3.84%	5.07%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$239,444,983
Total number of portfolio holdings	221
Total advisory fees paid (net)	$149,150
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.8%
Health care	15.9%
Financials	13.2%
Communication services	10.2%
Industrials	8.6%
Consumer discretionary	7.8%
Consumer staples	7.5%
Utilities	2.4%
Materials	0.7%
U.S. Government	5.7%
Other assets and liabilities, net	5.2%

Country Composition
United States	77.8%
United Kingdom	3.8%
France	2.5%
Denmark	2.1%
China	2.1%
Taiwan	2.0%
Switzerland	2.0%
Japan	1.6%
Ireland	1.3%
South Korea	1.1%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781085

395A-R2

8/25

10/25

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class R6/JHASX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R6/JHASX)	$11	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R6/JHASX) returned 2.01% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the reporting period included rallies in global equity and fixed-income markets, along with a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Strong earnings provided a supportive backdrop for equities in developed countries. Holdings in low risk value developed market equities also posted a strong contribution.
Fixed-income securities | The fund’s fixed-income position added value during the period, particularly holdings of U.S. bonds.
Cash-equivalent securities | A small position in cash-equivalent securities provided a noteworthy level of interest income.

TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period as investors shifted their focus toward value stocks.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the Japanese yen.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R6/JHASX)	2.13%	4.19%	2.54%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.54%	2.96%	2.04%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.14%	3.84%	5.07%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$239,444,983
Total number of portfolio holdings	221
Total advisory fees paid (net)	$149,150
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.8%
Health care	15.9%
Financials	13.2%
Communication services	10.2%
Industrials	8.6%
Consumer discretionary	7.8%
Consumer staples	7.5%
Utilities	2.4%
Materials	0.7%
U.S. Government	5.7%
Other assets and liabilities, net	5.2%

Country Composition
United States	77.8%
United Kingdom	3.8%
France	2.5%
Denmark	2.1%
China	2.1%
Taiwan	2.0%
Switzerland	2.0%
Japan	1.6%
Ireland	1.3%
South Korea	1.1%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781085

395A-R6

8/25

10/25

John Hancock Multi-Asset Absolute Return Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $111,119 for the fiscal period ended August 31, 2025 (fiscal year end for the John Hancock Funds II changed from July 31 to August 31), $153,700 for the fiscal year ended July 31, 2025 and $153,409 for the fiscal year ended July 31, 2024. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $23 for the period ended August 31, 2025, $1,533 for fiscal year ended July 31, 2025 and $1,526 for the fiscal year ended ended July 31, 2024.

Amounts billed to control affiliates were $137,100, $137,100 and $145,263 for the fiscal periods ended August 31, 2025, July 31, 2025 and July 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $ for the fiscal period ended August 31, 2025, $8,881 for the fiscal year ended July 31, 2025 and $8,881 for the fiscal year ended July 31, 2024. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 for the fiscal period ended August 31, 2025, $0 for the fiscal year ended July 31, 2025 and $739 for the fiscal year ended July 31, 2024. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal period ended August 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $594,741 for the fiscal period ended August 31, 2025, $603,622 for the fiscal year ended July 31, 2025 and $1,091,664 for the fiscal year ended July 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic – Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the period ended August 31, 2025 for the following funds:

  John Hancock Fundamental All Cap Core Fund

  John Hancock Multi-Asset Absolute Return Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Fundamental All Cap Core Fund
U.S. equity
August 31, 2025

John Hancock
Fundamental All Cap Core Fund

2	Fund’s investments
5	Financial statements
9	Financial highlights
15	Notes to financial statements
23	Report of independent registered public accounting firm
24	Tax information
1	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

Fund’s investments
AS OF 8-31-25
	Shares	Value
Common stocks 98.5%		$603,819,918
(Cost $436,430,971)
Communication services 10.5%		64,481,874
Entertainment 2.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	117,232	11,711,477
Warner Brothers Discovery, Inc. (A)	117,562	1,368,422
Interactive media and services 8.4%
Alphabet, Inc., Class A	167,963	35,761,002
CarGurus, Inc. (A)	151,917	5,256,328
Meta Platforms, Inc., Class A	14,058	10,384,645
Consumer discretionary 21.4%		131,084,194
Automobile components 1.5%
Fox Factory Holding Corp. (A)	87,105	2,519,948
Mobileye Global, Inc., Class A (A)	470,363	6,589,786
Broadline retail 8.2%
Amazon.com, Inc. (A)	219,119	50,178,246
Hotels, restaurants and leisure 2.3%
Las Vegas Sands Corp.	110,986	6,396,123
Vail Resorts, Inc.	47,180	7,728,084
Household durables 3.8%
Lennar Corp., Class A	174,502	23,233,196
Specialty retail 4.9%
Avolta AG (A)	87,766	5,040,808
CarMax, Inc. (A)	128,684	7,894,763
Group 1 Automotive, Inc.	36,510	16,969,118
Textiles, apparel and luxury goods 0.7%
Canada Goose Holdings, Inc. (A)	349,316	4,534,122
Consumer staples 3.3%		20,117,243
Beverages 1.7%
Anheuser-Busch InBev SA/NV, ADR	101,492	6,360,504
Diageo PLC, ADR	36,545	4,086,827
Food products 1.6%
Post Holdings, Inc. (A)	85,461	9,669,912
Energy 4.8%		29,321,425
Oil, gas and consumable fuels 4.8%
Cheniere Energy, Inc.	94,480	22,847,154
Suncor Energy, Inc.	156,762	6,474,271
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	2

	Shares	Value
Financials 11.1%		$68,015,407
Banks 2.8%
First Hawaiian, Inc.	667,546	17,322,819
Capital markets 8.3%
KKR & Company, Inc.	156,758	21,866,173
Morgan Stanley	65,737	9,892,104
S&P Global, Inc.	19,938	10,934,797
The Goldman Sachs Group, Inc.	10,734	7,999,514
Health care 14.1%		86,145,077
Health care equipment and supplies 4.4%
Hologic, Inc. (A)	301,379	20,228,558
Zimmer Biomet Holdings, Inc.	65,438	6,942,972
Health care providers and services 5.1%
Elevance Health, Inc.	44,766	14,264,686
McKesson Corp.	12,208	8,382,501
UnitedHealth Group, Inc.	27,792	8,611,907
Life sciences tools and services 3.7%
Avantor, Inc. (A)	643,802	8,672,013
Thermo Fisher Scientific, Inc.	27,961	13,776,944
Pharmaceuticals 0.9%
Elanco Animal Health, Inc. (A)	286,948	5,265,496
Industrials 4.4%		27,189,870
Electrical equipment 1.3%
Regal Rexnord Corp.	52,337	7,815,484
Machinery 0.5%
Fortive Corp.	63,141	3,021,928
Trading companies and distributors 2.6%
United Rentals, Inc.	17,099	16,352,458
Information technology 26.2%		160,886,900
Semiconductors and semiconductor equipment 8.6%
Analog Devices, Inc.	48,376	12,157,373
NVIDIA Corp.	150,526	26,218,619
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	25,584	5,906,578
Texas Instruments, Inc.	41,341	8,370,726
Software 14.1%
Adobe, Inc. (A)	27,756	9,900,565
Autodesk, Inc. (A)	14,068	4,427,200
Microsoft Corp.	50,084	25,377,062
Oracle Corp.	36,713	8,301,911
Roper Technologies, Inc.	12,545	6,602,559
Salesforce, Inc.	61,433	15,742,206
3	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Workday, Inc., Class A (A)	69,673	$16,081,922
Technology hardware, storage and peripherals 3.5%
Apple, Inc.	63,315	14,697,944
Samsung Electronics Company, Ltd.	142,159	7,102,235
Real estate 2.7%		16,577,928
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	257,738	1,463,952
Specialized REITs 2.5%
Crown Castle, Inc.	74,293	7,365,408
Millrose Properties, Inc., Class A	219,444	7,748,568

	Yield (%)	Shares	Value
Short-term investments 1.4%			$8,545,106
(Cost $8,544,941)
Short-term funds 1.4%			8,545,106
John Hancock Collateral Trust (B)	4.1996(C)	854,246	8,545,106

Total investments (Cost $444,975,912) 99.9%	$612,365,024
Other assets and liabilities, net 0.1%	432,578
Total net assets 100.0%	$612,797,602

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 8-31-25.
At 8-31-25, the aggregate cost of investments for federal income tax purposes was $447,296,059. Net unrealized appreciation aggregated to $165,068,965, of which $184,359,083 related to gross unrealized appreciation and $19,290,118 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-25

Assets
Unaffiliated investments, at value (Cost $436,430,971)	$603,819,918
Affiliated investments, at value (Cost $8,544,941)	8,545,106
Total investments, at value (Cost $444,975,912)	612,365,024
Foreign currency, at value (Cost $56)	56
Dividends and interest receivable	121,617
Receivable for fund shares sold	687,390
Receivable for investments sold	7,149,427
Receivable from affiliates	6,140
Other assets	89,067
Total assets	620,418,721
Liabilities
Payable for investments purchased	7,126,788
Payable for fund shares repurchased	233,519
Payable to affiliates
Accounting and legal services fees	17,915
Transfer agent fees	48,280
Distribution and service fees	49
Trustees’ fees	1,616
Other liabilities and accrued expenses	192,952
Total liabilities	7,621,119
Net assets	$612,797,602
Net assets consist of
Paid-in capital	$416,439,200
Total distributable earnings (loss)	196,358,402
Net assets	$612,797,602
5	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($179,509,730 ÷ 4,648,728 shares)[1]	$38.61
Class C ($30,234,001 ÷ 849,251 shares)[1]	$35.60
Class I ($293,419,222 ÷ 7,368,585 shares)	$39.82
Class R2 ($189,366 ÷ 4,888 shares)	$38.74
Class R4 ($30,384 ÷ 768 shares)	$39.57[2]
Class R6 ($109,414,899 ÷ 2,728,385 shares)	$40.10
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$40.64

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $39.57 is calculated using Net assets of $30,383.55 and Shares outstanding of 767.76.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	6

STATEMENTS OF OPERATIONS for the period ended 8-31-25 and for the year ended 7-31-25

	For the Period Ended 8-31-25[1]	For the Year Ended 7-31-25
Investment income
Dividends	$438,443	$5,702,779
Dividends from affiliated investments	12,651	454,159
Interest	—	63
Non-cash dividends	—	994,681
Less foreign taxes withheld	—	(93,731)
Total investment income	451,094	7,057,951
Expenses
Investment management fees	341,559	3,873,582
Distribution and service fees	70,135	777,071
Accounting and legal services fees	9,385	106,747
Transfer agent fees	47,750	535,821
Trustees’ fees	1,428	15,625
Custodian fees	7,039	82,052
State registration fees	8,653	123,515
Printing and postage	14,047	45,210
Professional fees	43,598	122,063
Other	2,784	31,176
Total expenses	546,378	5,712,862
Less expense reductions	(66,045)	(293,083)
Net expenses	480,333	5,419,779
Net investment income (loss)	(29,239)	1,638,172
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	16,684,990	17,063,184
Affiliated investments	681	6,434
	16,685,671	17,069,618
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,923,061	11,377,189
Affiliated investments	152	(2,964)
	3,923,213	11,374,225
Net realized and unrealized gain	20,608,884	28,443,843
Increase in net assets from operations	$20,579,645	$30,082,015

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
7	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Period ended 8-31-25[1]	Year ended 7-31-25	Year ended 7-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(29,239)	$1,638,172	$1,414,289
Net realized gain	16,685,671	17,069,618	10,924,341
Change in net unrealized appreciation (depreciation)	3,923,213	11,374,225	88,228,531
Increase in net assets resulting from operations	20,579,645	30,082,015	100,567,161
Distributions to shareholders
From earnings
Class A	—	(103,564)	(156,556)
Class I	—	(821,311)	(599,500)
Class R2	—	—	(68)
Class R4	—	(67)	(314)
Class R6	—	(435,847)	(345,150)
Total distributions	—	(1,360,789)	(1,101,588)
From fund share transactions	(5,224,926)	27,951,535	122,430,237
Total increase	15,354,719	56,672,761	221,895,810
Net assets
Beginning of year	597,442,883	540,770,122	318,874,312
End of year	$612,797,602	$597,442,883	$540,770,122

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	8

Financial highlights
CLASS A SHARES Period ended	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$37.32	$35.36	$28.42	$26.23	$29.93	$21.48
Net investment income (loss)[2]	(0.01)	0.04	0.05	—[3]	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	1.30	1.94	6.93	3.36	(2.58)	9.29
Total from investment operations	1.29	1.98	6.98	3.36	(2.64)	9.19
Less distributions
From net investment income	—	(0.02)	(0.04)	—	—	—
From net realized gain	—	—	—	(1.17)	(1.06)	(0.74)
Total distributions	—	(0.02)	(0.04)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$38.61	$37.32	$35.36	$28.42	$26.23	$29.93
Total return (%)[4,5]	3.46[6]	5.60	24.58	14.00	(9.29)	43.58
Ratios and supplemental data
Net assets, end of period (in millions)	$180	$175	$165	$112	$91	$74
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[7]	1.17	1.20	1.24	1.23	1.31
Expenses including reductions	1.12[8]	1.12	1.13	1.13	1.12	1.24
Net investment income (loss)	(0.24)[8]	0.10	0.16	(—)[9]	(0.21)	(0.39)
Portfolio turnover (%)	8	26	12	36	25	18

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
[9]	Less than 0.005%.
9	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$34.43	$32.83	$26.54	$24.75	$28.48	$20.62
Net investment loss[2]	(0.03)	(0.20)	(0.14)	(0.17)	(0.24)	(0.27)
Net realized and unrealized gain (loss) on investments	1.20	1.80	6.43	3.13	(2.43)	8.87
Total from investment operations	1.17	1.60	6.29	2.96	(2.67)	8.60
Less distributions
From net realized gain	—	—	—	(1.17)	(1.06)	(0.74)
Total distributions	—	—	—	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$35.60	$34.43	$32.83	$26.54	$24.75	$28.48
Total return (%)[3,4]	3.40[5]	4.87	23.70	13.19	(9.88)	42.51
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$30	$21	$12	$10	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89[6]	1.87	1.90	1.94	1.93	2.01
Expenses including reductions	1.82[7]	1.82	1.83	1.83	1.82	1.94
Net investment loss	(0.94)[7]	(0.61)	(0.54)	(0.71)	(0.91)	(1.09)
Portfolio turnover (%)	8	26	12	36	25	18

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	10

CLASS I SHARES Period ended	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$38.48	$36.43	$29.26	$26.89	$30.56	$21.86
Net investment income (loss)[2]	—[3]	0.15	0.13	0.08	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	1.34	2.01	7.15	3.46	(2.64)	9.47
Total from investment operations	1.34	2.16	7.28	3.54	(2.61)	9.44
Less distributions
From net investment income	—	(0.11)	(0.11)	—	—	—
From net realized gain	—	—	—	(1.17)	(1.06)	(0.74)
Total distributions	—	(0.11)	(0.11)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$39.82	$38.48	$36.43	$29.26	$26.89	$30.56
Total return (%)[4]	3.48[5]	5.94	24.95	14.33	(9.00)	43.97
Ratios and supplemental data
Net assets, end of period (in millions)	$293	$285	$252	$123	$120	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[6]	0.87	0.90	0.94	0.93	1.01
Expenses including reductions	0.82[7]	0.82	0.83	0.83	0.83	0.94
Net investment income (loss)	0.06[7]	0.40	0.45	0.31	0.10	(0.10)
Portfolio turnover (%)	8	26	12	36	25	18

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
11	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$37.45	$35.49	$28.52	$26.34	$30.07	$21.61
Net investment income (loss)[2]	(0.01)	—[3]	0.02	(0.02)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	1.30	1.96	6.96	3.37	(2.58)	9.33
Total from investment operations	1.29	1.96	6.98	3.35	(2.67)	9.20
Less distributions
From net investment income	—	—	(0.01)	—	—	—
From net realized gain	—	—	—	(1.17)	(1.06)	(0.74)
Total distributions	—	—	(0.01)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$38.74	$37.45	$35.49	$28.52	$26.34	$30.07
Total return (%)[4]	3.45[5]	5.49	24.49	13.89	(9.35)	43.35
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[7]	1.27	1.29	1.33	1.32	1.40
Expenses including reductions	1.22[8]	1.22	1.21	1.21	1.21	1.34
Net investment income (loss)	(0.33)[8]	0.01	0.07	(0.09)	(0.30)	(0.49)
Portfolio turnover (%)	8	26	12	36	25	18

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	12

CLASS R4 SHARES Period ended	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$38.24	$36.23	$29.11	$26.77	$30.45	$21.79
Net investment income (loss)[2]	—[3]	0.10	0.13	0.06	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	1.33	2.01	7.09	3.45	(2.63)	9.43
Total from investment operations	1.33	2.11	7.22	3.51	(2.62)	9.40
Less distributions
From net investment income	—	(0.10)	(0.10)	—	—	—
From net realized gain	—	—	—	(1.17)	(1.06)	(0.74)
Total distributions	—	(0.10)	(0.10)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$39.57	$38.24	$36.23	$29.11	$26.77	$30.45
Total return (%)[4]	3.48[5]	5.81	24.85	14.28	(9.06)	43.92
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[7]	1.06	1.06	1.11	1.08	1.15
Expenses including reductions	0.97[8]	0.91	0.89	0.89	0.87	0.99
Net investment income (loss)	(0.10)[8]	0.25	0.40	0.23	0.04	(0.13)
Portfolio turnover (%)	8	26	12	36	25	18

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
13	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$38.75	$36.68	$29.45	$27.03	$30.68	$21.92
Net investment income[2]	0.01	0.19	0.17	0.10	0.06	—[3]
Net realized and unrealized gain (loss) on investments	1.34	2.03	7.20	3.49	(2.65)	9.50
Total from investment operations	1.35	2.22	7.37	3.59	(2.59)	9.50
Less distributions
From net investment income	—	(0.15)	(0.14)	—	—	—
From net realized gain	—	—	—	(1.17)	(1.06)	(0.74)
Total distributions	—	(0.15)	(0.14)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$40.10	$38.75	$36.68	$29.45	$27.03	$30.68
Total return (%)[4]	3.48[5]	6.05	25.10	14.44	(8.90)	44.12
Ratios and supplemental data
Net assets, end of period (in millions)	$109	$108	$103	$72	$61	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[6]	0.77	0.79	0.83	0.82	0.90
Expenses including reductions	0.72[7]	0.72	0.72	0.72	0.72	0.84
Net investment income	0.17[7]	0.51	0.57	0.40	0.20	0.01
Portfolio turnover (%)	8	26	12	36	25	18

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	14

Notes to financial statements
Note 1—Organization
John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
15	JOHN HANCOCK Fundamental All Cap Core Fund |

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$64,481,874	$64,481,874	—	—
Consumer discretionary	131,084,194	126,043,386	$5,040,808	—
Consumer staples	20,117,243	20,117,243	—	—
Energy	29,321,425	29,321,425	—	—
Financials	68,015,407	68,015,407	—	—
Health care	86,145,077	86,145,077	—	—
Industrials	27,189,870	27,189,870	—	—
Information technology	160,886,900	153,784,665	7,102,235	—
Real estate	16,577,928	16,577,928	—	—
Short-term investments	8,545,106	8,545,106	—	—
Total investments in securities	$612,365,024	$600,221,981	$12,143,043	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
| JOHN HANCOCK Fundamental All Cap Core Fund	16

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit.  The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.  A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the period ended August 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the period ended August 31, 2025 were $299.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
17	JOHN HANCOCK Fundamental All Cap Core Fund |

As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the period ended August 31, 2025 and years ended July 31, 2025 and 2024 was as follows:
	August 31, 2025	July 31, 2025	July 31, 2024
Ordinary income	—	$1,360,789	$1,101,588
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, the components of distributable earnings on a tax basis consisted of $1,071,155 of undistributed ordinary income and $30,218,282 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2.5 billion of the fund’s aggregate net assets; and b) 0.650% of the aggregate net assets in excess of $2.5 billion. Aggregate net assets are the net assets of the fund, Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust and Fundamental All Cap Core ETF, a series of John Hancock Exchange-Traded Fund Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
| JOHN HANCOCK Fundamental All Cap Core Fund	18

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended August 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the period ended August 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$19,381
Class C	3,252
Class I	31,531
Class R2	20
Class	Expense reduction
Class R4	$4
Class R6	11,855
Total	$66,043

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the one-month period ended August 31, 2025, were equivalent to a net effective rate of 0.05% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the period ended August 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
19	JOHN HANCOCK Fundamental All Cap Core Fund |

The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $2 for Class R4 shares for the period ended August 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,387 for the period ended August 31, 2025. Of this amount, $2,472 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $12,915 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended August 31, 2025, CDSCs received by the Distributor amounted to $75 and $650 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the period ended August 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$44,904	$16,837
Class C	25,144	2,828
Class I	—	27,386
Class R2	78	1
Class R4	9	—
Class R6	—	698
Total	$70,135	$47,750
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Fundamental All Cap Core Fund	20

Note 5—Fund share transactions
Transactions in fund shares for the period ended August 31, 2025 and the years ended July 31, 2025 and 2024 were as follows:
	Period Ended 8-31-25[1]		Year Ended 7-31-25		Year Ended 7-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	57,465	$2,163,638	1,473,073	$52,923,486	1,691,821	$51,770,724
Distributions reinvested	—	—	2,766	103,270	5,175	156,037
Repurchased	(98,161)	(3,708,578)	(1,449,755)	(50,852,678)	(958,971)	(29,335,635)
Net increase (decrease)	(40,696)	$(1,544,940)	26,084	$2,174,078	738,025	$22,591,126
Class C shares
Sold	16,565	$570,523	355,265	$11,823,317	297,908	$8,409,014
Repurchased	(32,377)	(1,104,383)	(118,836)	(3,919,844)	(114,548)	(3,316,464)
Net increase (decrease)	(15,812)	$(533,860)	236,429	$7,903,473	183,360	$5,092,550
Class I shares
Sold	153,347	$5,981,886	3,304,909	$121,159,539	5,206,102	$160,417,166
Distributions reinvested	—	—	21,374	821,196	19,328	599,346
Repurchased	(188,353)	(7,305,442)	(2,843,916)	(102,758,675)	(2,517,835)	(77,793,656)
Net increase (decrease)	(35,006)	$(1,323,556)	482,367	$19,222,060	2,707,595	$83,222,856
Class R2 shares
Sold	29	$1,108	338	$12,102	645	$20,898
Distributions reinvested	—	—	—	—	2	53
Repurchased	(2)	(74)	(885)	(28,324)	(319)	(10,136)
Net increase (decrease)	27	$1,034	(547)	$(16,222)	328	$10,815
Class R4 shares
Sold	8	$315	141	$5,161	108	$3,305
Distributions reinvested	—	—	2	67	2	64
Repurchased	—	(9)	(2,642)	(105,160)	(55)	(1,739)
Net increase (decrease)	8	$306	(2,499)	$(99,932)	55	$1,630
Class R6 shares
Sold	31,691	$1,242,189	1,117,495	$41,352,952	1,073,114	$33,951,792
Distributions reinvested	—	—	11,220	433,759	11,062	345,123
Repurchased	(78,346)	(3,066,099)	(1,156,238)	(43,018,633)	(725,757)	(22,785,655)
Net increase (decrease)	(46,655)	$(1,823,910)	(27,523)	$(1,231,922)	358,419	$11,511,260
Total net increase (decrease)	(138,134)	$(5,224,926)	714,311	$27,951,535	3,987,782	$122,430,237

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
Affiliates of the fund owned 20% of shares of Class R6 on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $48,034,822 and $53,514,052, respectively, for the period ended August 31, 2025.
21	JOHN HANCOCK Fundamental All Cap Core Fund |

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	854,246	$6,886,639	$11,311,628	$(9,653,994)	$681	$152	$12,651	—	$8,545,106
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Fundamental All Cap Core Fund	22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Fundamental All Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Fundamental All Cap Core Fund (the "Fund") as of August 31, 2025, the related statements of operations for the period August 1, 2025 through August 31, 2025 and for the year ended July 31, 2025, the statements of changes in net assets for the period August 1, 2025 through August 31, 2025 and for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of each of their operations for the period August 1, 2025 through August 31, 2025 and for the year ended July 31, 2025 and the changes in each of their net assets for the period August 1, 2025 through August 31, 2025 and for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
23	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable period ended August 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	24

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4781075	376A 8/25
10/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Multi-Asset Absolute Return Fund
Alternative
August 31, 2025

John Hancock
Multi-Asset Absolute Return Fund

2	Fund’s investments
11	Financial statements
15	Financial highlights
21	Notes to financial statements
32	Report of independent registered public accounting firm
33	Tax information
1	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

Fund’s investments
AS OF 8-31-25
	Shares	Value
Common stocks 89.1%		$213,265,911
(Cost $156,036,906)
Brazil 0.3%		727,035
Ambev SA	113,800	259,216
Cia de Saneamento Basico do Estado de Sao Paulo	3,600	81,331
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,586	58,573
CPFL Energia SA	10,100	73,340
Lojas Renner SA	32,700	98,067
M Dias Branco SA	28,600	156,508
China 2.1%		4,964,856
Alibaba Group Holding, Ltd., ADR	4,636	625,860
Baidu, Inc., ADR (A)	1,489	141,902
BYD Company, Ltd., H Shares	23,000	324,480
China Construction Bank Corp., H Shares	264,000	255,500
China Longyuan Power Group Corp., Ltd., H Shares	265,000	229,246
China Railway Group, Ltd., H Shares	36,000	18,313
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	35,900	153,202
Contemporary Amperex Technology Company, Ltd., Class A	12,200	523,371
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	16,800	148,260
Gree Electric Appliances, Inc. of Zhuhai, Class A	15,300	91,424
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	68,800	275,797
Midea Group Company, Ltd., Class A	9,700	100,230
NetEase, Inc., ADR	1,947	265,162
Ping An Insurance Group Company of China, Ltd., H Shares	59,000	429,558
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	47,200	35,666
Shanghai Tunnel Engineering Company, Ltd., Class A	122,100	110,476
Sinopharm Group Company, Ltd., H Shares	99,600	240,019
Tencent Holdings, Ltd.	9,000	697,000
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Vipshop Holdings, Ltd., ADR	4,263	71,363
Wuliangye Yibin Company, Ltd., Class A	4,000	72,670
Yum China Holdings, Inc.	3,474	155,357
Denmark 2.1%		5,018,375
Novo Nordisk A/S, Class B	88,806	5,018,375
France 2.5%		6,083,124
Capgemini SE	2,608	370,936
LVMH Moet Hennessy Louis Vuitton SE	982	579,809
Sanofi SA	24,060	2,387,051
Vinci SA	20,241	2,745,328
Germany 1.0%		2,262,349
Deutsche Telekom AG	61,821	2,262,349
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	2

	Shares	Value
Hong Kong 0.0%		$0
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
Hungary 0.0%		79,686
Richter Gedeon NYRT	2,627	79,686
India 0.0%		44,294
Indus Towers, Ltd. (A)	11,458	44,294
Indonesia 0.2%		341,154
Telkom Indonesia Persero Tbk PT	1,783,500	341,154
Ireland 1.3%		2,978,997
Accenture PLC, Class A	7,045	1,831,489
Allegion PLC	6,758	1,147,508
Japan 1.6%		3,852,421
Advantest Corp.	7,600	581,168
Daiichi Sankyo Company, Ltd.	54,000	1,291,230
FUJIFILM Holdings Corp.	11,600	274,813
KDDI Corp.	30,000	518,499
NTT, Inc.	1,122,000	1,186,711
Mexico 0.4%		1,016,648
Arca Continental SAB de CV	16,800	171,659
Coca-Cola Femsa SAB de CV	22,945	194,494
Fomento Economico Mexicano SAB de CV	5,900	51,178
Grupo Financiero Banorte SAB de CV, Series O	26,400	240,471
Kimberly-Clark de Mexico SAB de CV, Class A	190,600	358,846
Netherlands 0.4%		884,225
Heineken NV	5,058	410,256
Prosus NV (A)	7,662	473,969
Philippines 0.0%		15,010
PLDT, Inc.	740	15,010
South Africa 0.3%		576,259
Naspers, Ltd., N Shares	1,305	430,547
Standard Bank Group, Ltd.	10,357	145,712
South Korea 1.1%		2,693,088
Cheil Worldwide, Inc.	4,833	68,745
DB Insurance Company, Ltd.	723	68,356
Hyundai Glovis Company, Ltd.	2,499	330,491
Hyundai Mobis Company, Ltd.	1,222	279,057
NAVER Corp.	472	72,558
NongShim Company, Ltd.	869	256,133
Samsung Electronics Company, Ltd.	10,002	499,698
Samsung Fire & Marine Insurance Company, Ltd.	1,262	401,657
3	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Samsung SDS Company, Ltd.	2,261	$238,876
Shinhan Financial Group Company, Ltd.	1,531	71,740
SK Telecom Company, Ltd.	9,339	364,291
SK Telecom Company, Ltd., ADR	1,926	41,486
Spain 1.0%		2,359,729
Iberdrola SA	125,178	2,359,729
Switzerland 2.0%		4,656,650
Chubb, Ltd.	2,153	592,226
Logitech International SA	5,540	572,048
Novartis AG	27,592	3,492,376
Taiwan 2.0%		4,872,838
Hon Hai Precision Industry Company, Ltd.	28,000	184,855
Minth Group, Ltd.	20,000	84,966
Sinbon Electronics Company, Ltd.	6,000	45,422
Taiwan Semiconductor Manufacturing Company, Ltd.	41,000	1,535,507
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	13,090	3,022,088
Thailand 0.1%		334,933
Bangkok Bank PCL	18,800	90,293
Thai Beverage PCL	301,800	108,194
Thai Union Group PCL	358,800	136,446
United Arab Emirates 0.0%		94,427
Emirates Telecommunications Group Company PJSC	19,179	94,427
United Kingdom 3.8%		9,137,763
Diageo PLC	70,403	1,952,555
National Grid PLC	30,912	434,195
Reckitt Benckiser Group PLC	30,593	2,287,371
Rightmove PLC	44,111	442,659
St. James’s Place PLC	165,025	2,829,801
Unilever PLC	18,915	1,191,182
United States 66.9%		160,272,050
Adobe, Inc. (A)	10,678	3,808,843
Akamai Technologies, Inc. (A)	36,397	2,880,095
Alphabet, Inc., Class A	57,269	12,193,132
Amazon.com, Inc. (A)	8,961	2,052,069
Amgen, Inc.	5,422	1,559,964
Apple, Inc.	3,077	714,295
Arista Networks, Inc. (A)	21,489	2,934,323
Assurant, Inc.	6,532	1,408,365
Automatic Data Processing, Inc.	15,994	4,862,976
AutoZone, Inc. (A)	463	1,943,919
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	4

	Shares	Value
United States (continued)
Baxter International, Inc.	41,984	$1,036,585
Becton, Dickinson and Company	13,973	2,696,510
Booking Holdings, Inc.	653	3,656,180
Broadcom, Inc.	10,383	3,087,800
Cadence Design Systems, Inc. (A)	8,038	2,816,756
Cboe Global Markets, Inc.	1,686	397,812
Cisco Systems, Inc.	84,559	5,842,181
Colgate-Palmolive Company	5,728	481,553
Crown Holdings, Inc.	17,991	1,787,946
CVS Health Corp.	31,377	2,295,228
Deckers Outdoor Corp. (A)	10,913	1,305,522
eBay, Inc.	36,451	3,302,825
Essential Utilities, Inc.	13,911	549,624
Eversource Energy	13,404	858,794
F5, Inc. (A)	5,290	1,656,511
Fastenal Company	11,888	590,358
Ferguson Enterprises, Inc.	5,770	1,333,736
Fiserv, Inc. (A)	5,154	712,180
Fortinet, Inc. (A)	35,772	2,817,760
Global Payments, Inc.	17,988	1,597,694
Globe Life, Inc.	3,369	471,492
Howmet Aerospace, Inc.	11,764	2,048,112
Intuit, Inc.	5,316	3,545,772
Johnson & Johnson	22,733	4,027,606
Labcorp Holdings, Inc.	10,780	2,996,732
Lam Research Corp.	8,427	843,964
Marsh & McLennan Companies, Inc.	15,424	3,174,413
Mastercard, Inc., Class A	5,616	3,343,149
McDonald’s Corp.	7,267	2,278,495
McKesson Corp.	5,780	3,968,779
Merck & Company, Inc.	7,873	662,277
Meta Platforms, Inc., Class A	6,032	4,455,838
Microsoft Corp.	21,376	10,831,005
Monster Beverage Corp. (A)	22,993	1,434,993
Moody’s Corp.	1,885	960,898
MSCI, Inc.	6,557	3,722,540
NextEra Energy, Inc.	15,418	1,110,867
NVIDIA Corp.	7,077	1,232,672
Paychex, Inc.	23,501	3,277,332
PayPal Holdings, Inc. (A)	56,671	3,977,737
PepsiCo, Inc.	10,878	1,617,015
Pfizer, Inc.	48,560	1,202,346
PTC, Inc. (A)	6,676	1,425,326
Qualcomm, Inc.	5,359	861,352
5	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Reinsurance Group of America, Inc.	1,669	$325,105
S&P Global, Inc.	1,868	1,024,486
Stryker Corp.	4,593	1,797,746
Sysco Corp.	16,710	1,344,654
The Cigna Group	9,641	2,900,688
The Coca-Cola Company	76,543	5,280,702
The TJX Companies, Inc.	6,780	926,216
The Travelers Companies, Inc.	5,333	1,447,963
Thermo Fisher Scientific, Inc.	1,160	571,555
Uber Technologies, Inc. (A)	35,166	3,296,813
Verizon Communications, Inc.	23,237	1,027,773

Visa, Inc., Class A	10,450	3,676,101
Preferred securities 0.0%		$136,270
(Cost $88,709)
Brazil 0.0%		136,270
Banco Bradesco SA	43,900	136,270

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 5.7%				$13,618,774
(Cost $13,193,139)
U.S. Government 5.7%				13,618,774
U.S. Treasury
Bond	4.500	02-15-36	1,926,300	1,975,661
Note	1.250	08-15-31	468,800	405,091
Note	1.875	02-15-32	879,000	778,808
Note	2.875	05-15-32	1,300,000	1,221,086
Note	3.375	05-15-33	875,500	839,146
Note	3.875	08-15-34	1,265,700	1,240,782
Note	4.000	02-15-34	2,109,500	2,097,140
Note	4.125	11-15-32	1,423,300	1,439,201
Note	4.250	11-15-34	1,054,700	1,061,621
Note	4.375	05-15-34	234,500	239,080
Note	4.500	11-15-33	1,643,300	1,694,525
Note	4.625	02-15-35	605,900	626,633

Total investments (Cost $169,318,754) 94.8%	$227,020,955
Other assets and liabilities, net 5.2%	12,424,028
Total net assets 100.0%	$239,444,983

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	6

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
The fund had the following sector composition as a percentage of net assets on 8-31-25:
Common stocks	89.1%
Information technology	22.8%
Health care	15.9%
Financials	13.2%
Communication services	10.2%
Industrials	8.6%
Consumer discretionary	7.8%
Consumer staples	7.5%
Utilities	2.4%
Materials	0.7%
U.S. Government	5.7%
Other assets and liabilities, net	5.2%
TOTAL	100.0%
7	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	823	Long	Dec 2025	$92,219,774	$92,613,219	$393,445
Australian 10-Year Bond Futures	108	Long	Sep 2025	8,013,016	8,036,360	23,344
Euro-Bund Futures	50	Long	Sep 2025	7,645,389	7,576,307	(69,082)
ASX SPI 200 Index Futures	13	Short	Sep 2025	(1,816,897)	(1,896,613)	(79,716)
Euro STOXX 50 Index Futures	99	Short	Sep 2025	(6,151,417)	(6,213,777)	(62,360)
FTSE 100 Index Futures	42	Short	Sep 2025	(5,034,435)	(5,230,557)	(196,122)
Mini MSCI Emerging Markets Index Futures	117	Short	Sep 2025	(7,052,747)	(7,399,080)	(346,333)
Nikkei 225 Mini Index Futures	95	Short	Sep 2025	(2,487,077)	(2,721,258)	(234,181)
S&P 500 E-Mini Index Futures	83	Short	Sep 2025	(25,164,416)	(26,861,914)	(1,697,498)
S&P Mid 400 E-Mini Index Futures	28	Short	Sep 2025	(8,549,408)	(9,123,800)	(574,392)
						$(2,842,895)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	140,344	GBP	68,000	BARC	11/21/2025	$17	—
AUD	11,751	USD	7,663	BARC	11/13/2025	36	—
AUD	41,558	USD	26,998	BNP	11/13/2025	233	—
AUD	16,969	USD	10,995	GSI	11/13/2025	123	—
AUD	35,332	USD	22,748	JPM	11/13/2025	403	—
DKK	616,143	USD	96,895	BARC	11/13/2025	184	—
DKK	1,349,099	USD	211,930	GSI	11/13/2025	632	—
EUR	272,853	USD	317,864	BARC	11/13/2025	2,808	—
EUR	9,541	USD	11,218	BNP	11/13/2025	—	$(5)
EUR	6,525,465	USD	7,648,853	JPM	11/13/2025	20,230	—
GBP	173,000	AUD	361,074	BARC	11/21/2025	—	(2,679)
GBP	51,468	USD	69,627	BARC	11/13/2025	—	(29)
GBP	8,610	USD	11,635	BNP	11/13/2025	8	—
GBP	11,438,052	USD	15,473,819	BARC	11/21/2025	—	(6,471)
JPY	1,162,993,537	SEK	75,675,000	BOA	11/21/2025	—	(53,699)
JPY	30,773,345	USD	210,191	BARC	11/13/2025	882	—
JPY	11,090,210	USD	75,825	JPM	11/13/2025	242	—
JPY	2,282,821,523	USD	15,597,710	GSI	11/21/2025	71,891	—
NOK	14,593	USD	1,431	GSI	11/21/2025	21	—
NZD	9,839,521	GBP	4,286,250	BOA	11/21/2025	25,584	—
NZD	3,280,717	GBP	1,428,750	GSI	11/21/2025	9,046	—
NZD	155,601	USD	91,538	BARC	11/21/2025	526	—
USD	73,331	AUD	113,149	BARC	11/13/2025	—	(809)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	8

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	330,862	AUD	506,877	JPM	11/13/2025	—	$(1,266)
USD	15,342,941	AUD	23,598,908	BARC	11/21/2025	—	(122,120)
USD	262,371	AUD	408,000	GSI	11/21/2025	—	(5,003)
USD	573,760	CHF	458,499	BARC	11/13/2025	—	(4,372)
USD	211,028	CHF	167,706	GSI	11/13/2025	—	(436)
USD	3,308,630	CHF	2,644,517	JPM	11/13/2025	—	(25,903)
USD	487,336	DKK	3,099,394	BARC	11/13/2025	—	(1,000)
USD	161,020	DKK	1,029,175	BOA	11/13/2025	—	(1,135)
USD	246,969	DKK	1,567,469	GSI	11/13/2025	$1	—
USD	4,518,999	DKK	28,755,432	JPM	11/13/2025	—	(11,666)
USD	14,913	EUR	12,707	BARC	11/13/2025	—	(21)
USD	315,235	EUR	267,743	BNP	11/13/2025	569	—
USD	27,267,923	EUR	23,262,653	JPM	11/13/2025	—	(71,620)
USD	940	EUR	800	JPM	11/21/2025	—	(1)
USD	93,916	GBP	69,674	BARC	11/13/2025	—	(300)
USD	11,599	GBP	8,610	BNP	11/13/2025	—	(44)
USD	137,476	GBP	102,172	GSI	11/13/2025	—	(686)
USD	8,277,820	GBP	6,146,059	JPM	11/13/2025	—	(33,169)
USD	223,501	JPY	32,721,244	BARC	11/13/2025	—	(933)
USD	31,764	JPY	4,645,493	BNP	11/13/2025	—	(99)
USD	1,906,806	JPY	278,732,058	GSI	11/13/2025	—	(5,011)
USD	2,144,850	JPY	313,387,000	JPM	11/13/2025	—	(4,665)
USD	15,605,752	SEK	148,135,981	JPM	11/21/2025	—	(126,211)
						$133,436	$(479,353)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
9	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

OTC	Over-the-counter
At 8-31-25, the aggregate cost of investments for federal income tax purposes was $171,880,283. Net unrealized appreciation aggregated to $51,951,860, of which $60,353,378 related to gross unrealized appreciation and $8,401,518 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	10

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-25

Assets
Unaffiliated investments, at value (Cost $169,318,754)	$227,020,955
Unrealized appreciation on forward foreign currency contracts	133,436
Receivable for futures variation margin	309,721
Cash	5,033,006
Foreign currency, at value (Cost $450,506)	449,226
Collateral held at broker for futures contracts	5,287,224
Dividends and interest receivable	623,892
Receivable for fund shares sold	66,003
Receivable for investments sold	1,406,539
Receivable from affiliates	6,203
Other assets	55,835
Total assets	240,392,040
Liabilities
Unrealized depreciation on forward foreign currency contracts	479,353
Payable for investments purchased	166,255
Payable for fund shares repurchased	20,421
Payable to affiliates
Accounting and legal services fees	7,576
Transfer agent fees	9,864
Distribution and service fees	188
Trustees’ fees	1,077
Other liabilities and accrued expenses	262,323
Total liabilities	947,057
Net assets	$239,444,983
Net assets consist of
Paid-in capital	$723,407,184
Total distributable earnings (loss)	(483,962,201)
Net assets	$239,444,983
11	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($25,005,527 ÷ 2,413,702 shares)[1]	$10.36
Class C ($1,455,158 ÷ 146,943 shares)[1]	$9.90
Class I ($73,659,489 ÷ 6,959,847 shares)	$10.58
Class R2 ($934,298 ÷ 90,743 shares)	$10.30
Class R6 ($26,702,348 ÷ 2,510,339 shares)	$10.64
Class NAV ($111,688,163 ÷ 10,491,766 shares)	$10.65
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.91

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	12

STATEMENTS OF OPERATIONS for the period ended 8-31-25 and for the year ended 7-31-25

	For the Period Ended 8-31-25[1]	For the Year Ended 7-31-25
Investment income
Dividends	$279,547	$4,624,304
Interest	76,212	906,299
Less foreign taxes withheld	(10,702)	(148,977)
Total investment income	345,057	5,381,626
Expenses
Investment management fees	211,073	2,931,678
Distribution and service fees	7,957	116,849
Accounting and legal services fees	3,727	53,307
Transfer agent fees	9,763	170,217
Trustees’ fees	673	8,032
Custodian fees	7,009	100,171
State registration fees	6,266	85,121
Printing and postage	3,026	37,657
Professional fees	78,048	163,375
Other	2,013	41,023
Total expenses	329,555	3,707,430
Less expense reductions	(61,923)	(24,037)
Net expenses	267,632	3,683,393
Net investment income	77,425	1,698,233
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,392,186	41,473,419
Futures contracts	1,219,023	(2,990,637)
Forward foreign currency contracts	(3,359,346)	(2,869,191)
	3,251,863	35,613,591
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	563,588	(20,123,775)
Futures contracts	(1,128,791)	(2,860,657)
Forward foreign currency contracts	1,993,634	(3,526,849)
	1,428,431	(26,511,281)
Net realized and unrealized gain	4,680,294	9,102,310
Increase in net assets from operations	$4,757,719	$10,800,543

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
13	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Period ended 8-31-25[1]	Year ended 7-31-25	Year ended 7-31-24
Increase (decrease) in net assets
From operations
Net investment income	$77,425	$1,698,233	$2,874,721
Net realized gain	3,251,863	35,613,591	7,433,453
Change in net unrealized appreciation (depreciation)	1,428,431	(26,511,281)	1,185,269
Increase in net assets resulting from operations	4,757,719	10,800,543	11,493,443
Distributions to shareholders
From earnings
Class A	—	(540,260)	—
Class C	—	(15,623)	—
Class I	—	(2,494,405)	—
Class R2	—	(14,843)	—
Class R6	—	(588,013)	—
Class NAV	—	(1,889,313)	—
Total distributions	—	(5,542,457)	—
From fund share transactions	(1,255,303)	(102,169,928)	(160,914,483)
Total increase (decrease)	3,502,416	(96,911,842)	(149,421,040)
Net assets
Beginning of year	235,942,567	332,854,409	482,275,449
End of year	$239,444,983	$235,942,567	$332,854,409

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	14

Financial highlights
CLASS A SHARES Period ended	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.16	$10.05	$9.75	$9.93	$10.12	$9.06
Net investment income[2]	—[3]	0.03	0.05	0.05	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.20	0.24	0.25	0.07	(0.25)	1.09
Total from investment operations	0.20	0.27	0.30	0.12	(0.19)	1.11
Less distributions
From net investment income	—	(0.16)	—	(0.30)	—	(0.05)
Net asset value, end of period	$10.36	$10.16	$10.05	$9.75	$9.93	$10.12
Total return (%)[4,5]	1.97[6]	2.57	3.18	1.34	(1.88)	12.27
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$25	$37	$41	$44	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69[7]	1.62	1.62	1.55	1.57	1.59
Expenses including reductions	1.65[8]	1.61	1.61	1.54	1.56	1.58
Net investment income	0.06[8]	0.28	0.47	0.49	0.65	0.24
Portfolio turnover (%)	8	66	47	59	59	57

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
15	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$9.72	$9.57	$9.38	$9.57	$9.82	$8.81
Net investment loss[2]	(0.01)	(0.04)	(0.03)	(0.03)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	0.19	0.28	0.22	0.07	(0.24)	1.06
Total from investment operations	0.18	0.24	0.19	0.04	(0.25)	1.01
Less distributions
From net investment income	—	(0.09)	—	(0.23)	—	—
Net asset value, end of period	$9.90	$9.72	$9.57	$9.38	$9.57	$9.82
Total return (%)[3,4]	1.85[5]	2.47	2.45	0.63	(2.54)	11.45
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$6	$12	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	2.39[6]	2.32	2.32	2.25	2.27	2.29
Expenses including reductions	2.35[7]	2.31	2.31	2.24	2.26	2.28
Net investment loss	(0.64)[7]	(0.39)	(0.29)	(0.29)	(0.12)	(0.52)
Portfolio turnover (%)	8	66	47	59	59	57

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	16

CLASS I SHARES Period ended	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.37	$10.27	$9.92	$10.10	$10.27	$9.19
Net investment income[2]	—[3]	0.06	0.08	0.08	0.10	0.05
Net realized and unrealized gain (loss) on investments	0.21	0.23	0.27	0.07	(0.27)	1.10
Total from investment operations	0.21	0.29	0.35	0.15	(0.17)	1.15
Less distributions
From net investment income	—	(0.19)	—	(0.33)	—	(0.07)
Net asset value, end of period	$10.58	$10.37	$10.27	$9.92	$10.10	$10.27
Total return (%)[4]	2.03[5]	2.82	3.42	1.73	(1.66)	12.64
Ratios and supplemental data
Net assets, end of period (in millions)	$74	$73	$159	$201	$215	$215
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39[6]	1.32	1.32	1.25	1.27	1.29
Expenses including reductions	1.35[7]	1.31	1.31	1.24	1.26	1.28
Net investment income	0.36[7]	0.54	0.76	0.79	0.94	0.52
Portfolio turnover (%)	8	66	47	59	59	57

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
17	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.10	$10.00	$9.69	$9.87	$10.07	$9.01
Net investment income[2]	—[3]	0.03	0.04	0.05	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.20	0.22	0.27	0.07	(0.26)	1.08
Total from investment operations	0.20	0.25	0.31	0.12	(0.20)	1.10
Less distributions
From net investment income	—	(0.15)	—	(0.30)	—	(0.04)
Net asset value, end of period	$10.30	$10.10	$10.00	$9.69	$9.87	$10.07
Total return (%)[4]	1.98[5]	2.55	3.20	1.34	(1.99)	12.31
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75[6]	1.65	1.63	1.55	1.60	1.62
Expenses including reductions	1.71[7]	1.64	1.63	1.54	1.59	1.62
Net investment income (loss)	(0.01)[7]	0.30	0.45	0.47	0.58	0.21
Portfolio turnover (%)	8	66	47	59	59	57

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	18

CLASS R6 SHARES Period ended	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.43	$10.34	$9.98	$10.15	$10.31	$9.23
Net investment income[2]	—[3]	0.08	0.09	0.08	0.12	0.06
Net realized and unrealized gain (loss) on investments	0.21	0.21	0.27	0.09	(0.28)	1.10
Total from investment operations	0.21	0.29	0.36	0.17	(0.16)	1.16
Less distributions
From net investment income	—	(0.20)	—	(0.34)	—	(0.08)
Net asset value, end of period	$10.64	$10.43	$10.34	$9.98	$10.15	$10.31
Total return (%)[4]	2.01[5]	3.02	3.51	1.74	(1.55)	12.70
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$26	$31	$134	$227	$130
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[6]	1.21	1.21	1.14	1.16	1.19
Expenses including reductions	1.24[7]	1.21	1.20	1.13	1.15	1.18
Net investment income	0.46[7]	0.72	0.85	0.81	1.15	0.64
Portfolio turnover (%)	8	66	47	59	59	57

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
19	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.43	$10.33	$9.97	$10.15	$10.31	$9.23
Net investment income[2]	—[3]	0.08	0.09	0.09	0.11	0.06
Net realized and unrealized gain (loss) on investments	0.22	0.22	0.27	0.07	(0.27)	1.11
Total from investment operations	0.22	0.30	0.36	0.16	(0.16)	1.17
Less distributions
From net investment income	—	(0.20)	—	(0.34)	—	(0.09)
Net asset value, end of period	$10.65	$10.43	$10.33	$9.97	$10.15	$10.31
Total return (%)[4]	2.11[5]	2.93	3.61	1.74	(1.46)	12.73
Ratios and supplemental data
Net assets, end of period (in millions)	$112	$109	$103	$100	$82	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[6]	1.21	1.20	1.13	1.15	1.17
Expenses including reductions	1.24[7]	1.20	1.20	1.12	1.14	1.17
Net investment income	0.46[7]	0.74	0.89	0.93	1.13	0.65
Portfolio turnover (%)	8	66	47	59	59	57

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	20

Notes to financial statements
Note 1—Organization
John Hancock Multi-Asset Absolute Return Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
21	JOHN HANCOCK Multi-Asset Absolute Return Fund |

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$727,035	$727,035	—	—
China	4,964,856	1,259,644	$3,705,212	—
Denmark	5,018,375	—	5,018,375	—
France	6,083,124	—	6,083,124	—
Germany	2,262,349	—	2,262,349	—
Hong Kong	—	—	—	—
Hungary	79,686	—	79,686	—
India	44,294	—	44,294	—
Indonesia	341,154	—	341,154	—
Ireland	2,978,997	2,978,997	—	—
Japan	3,852,421	—	3,852,421	—
| JOHN HANCOCK Multi-Asset Absolute Return Fund	22

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mexico	$1,016,648	$1,016,648	—	—
Netherlands	884,225	—	$884,225	—
Philippines	15,010	—	15,010	—
South Africa	576,259	—	576,259	—
South Korea	2,693,088	41,486	2,651,602	—
Spain	2,359,729	—	2,359,729	—
Switzerland	4,656,650	592,226	4,064,424	—
Taiwan	4,872,838	3,022,088	1,850,750	—
Thailand	334,933	—	334,933	—
United Arab Emirates	94,427	—	94,427	—
United Kingdom	9,137,763	—	9,137,763	—
United States	160,272,050	160,272,050	—	—
Preferred securities	136,270	136,270	—	—
U.S. Government and Agency obligations	13,618,774	—	13,618,774	—
Total investments in securities	$227,020,955	$170,046,444	$56,974,511	—
Derivatives:
Assets
Futures	$416,789	$416,789	—	—
Forward foreign currency contracts	133,436	—	$133,436	—
Liabilities
Futures	(3,259,684)	(3,259,684)	—	—
Forward foreign currency contracts	(479,353)	—	(479,353)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
23	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the period ended August 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the period ended August 31, 2025 were $121.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $535,930,563 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	24

The tax character of distributions for the period ended August 31, 2025 and the years ended July 31, 2025 and 2024 was as follows:
	August 31, 2025	July 31, 2025	July 31, 2024
Ordinary income	—	$5,542,457	—
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, wash sale loss deferrals, derivative transactions and investments in passive foreign investment companies.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
25	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the period ended August 31, 2025, the fund used futures contracts to manage against changes in certain securities markets and interest rates, gain exposure to certain securities markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $165.0 million to $167.7 million, as measured at period end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the period ended August 31, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $137.4 million to $345.2 million, as measured at period end.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	26

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$416,789	$(69,082)
Equity	Receivable/payable for futures variation margin[1]	Futures	—	(3,190,602)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	133,436	(479,353)
			$550,225	$(3,739,037)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended August 31, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$1,326,417	—	$1,326,417
Currency	—	$(3,359,346)	(3,359,346)
Equity	(107,394)	—	(107,394)
Total	$1,219,023	$(3,359,346)	$(2,140,323)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended August 31, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(142,748)	—	$(142,748)
Currency	—	$1,993,634	1,993,634
Equity	(986,043)	—	(986,043)
Total	$(1,128,791)	$1,993,634	$864,843
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
27	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $200 million of the fund’s average daily net assets; and (b) 1.000% of the next $300 million of the fund’s average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply: (a) 0.950% of the first $2.0 billion of the fund’s average daily net assets; (b) 0.920% of the next $2.0 billion of the fund’s average daily net assets; and (c) 0.900% of the fund’s average daily net assets in excess of $4.0 billion. The Advisor has a subadvisory agreement with Nordea Investment Management North America, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended August 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of fund’s business, advisory fees, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The advisor may terminate this voluntary waiver at any time upon notice to the fund.
For the period ended August 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$6,487
Class C	377
Class I	19,176
Class R2	234
Class	Expense reduction
Class R6	$6,869
Class NAV	28,780
Total	$61,923

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the one-month period ended August 31, 2025, were equivalent to a net effective rate of 0.06% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the period ended August 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	28

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $17 for the period ended August 31, 2025. Of this amount, $3 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $14 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended August 31, 2025, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the period ended August 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$6,368	$2,388
Class C	1,233	139
Class I	—	7,059
Class R2	356	6
Class R6	—	171
Total	$7,957	$9,763
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
29	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Note 6—Fund share transactions
Transactions in fund shares for the period ended August 31, 2025 and the years ended July 31, 2025 and 2024 were as follows:
	Period Ended 8-31-25[1]		Year Ended 7-31-25		Year Ended 7-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	608	$6,291	145,224	$1,493,245	575,752	$5,672,468
Distributions reinvested	—	—	51,845	524,674	—	—
Repurchased	(37,079)	(381,127)	(1,392,073)	(14,375,138)	(1,150,402)	(11,313,455)
Net decrease	(36,471)	$(374,836)	(1,195,004)	$(12,357,219)	(574,650)	$(5,640,987)
Class C shares
Sold	126	$1,235	14,830	$146,734	28,793	$269,556
Distributions reinvested	—	—	1,559	15,156	—	—
Repurchased	(1,462)	(14,442)	(63,746)	(623,726)	(471,019)	(4,452,273)
Net decrease	(1,336)	$(13,207)	(47,357)	$(461,836)	(442,226)	$(4,182,717)
Class I shares
Sold	29,734	$312,829	627,637	$6,578,748	2,474,519	$24,723,505
Distributions reinvested	—	—	231,446	2,388,521	—	—
Repurchased	(143,600)	(1,511,691)	(9,263,388)	(97,569,117)	(7,235,560)	(72,686,629)
Net decrease	(113,866)	$(1,198,862)	(8,404,305)	$(88,601,848)	(4,761,041)	$(47,963,124)
Class R2 shares
Sold	5,969	$61,289	21,009	$219,584	8,743	$85,105
Distributions reinvested	—	—	1,349	13,564	—	—
Repurchased	(3,322)	(33,853)	(18,563)	(189,248)	(18,946)	(186,909)
Net increase (decrease)	2,647	$27,436	3,795	$43,900	(10,203)	$(101,804)
Class R6 shares
Sold	28,129	$297,560	253,654	$2,669,774	535,692	$5,375,960
Distributions reinvested	—	—	29,423	304,825	—	—
Repurchased	(12,478)	(132,777)	(820,800)	(8,610,658)	(10,885,555)	(108,242,867)
Net increase (decrease)	15,651	$164,783	(537,723)	$(5,636,059)	(10,349,863)	$(102,866,907)
Class NAV shares
Sold	13,275	$139,383	3,031,709	$31,799,475	994,438	$10,147,360
Distributions reinvested	—	—	182,190	1,889,313	—	—
Repurchased	—	—	(2,724,985)	(28,845,654)	(1,020,001)	(10,306,304)
Net increase (decrease)	13,275	$139,383	488,914	$4,843,134	(25,563)	$(158,944)
Total net decrease	(120,100)	$(1,255,303)	(9,691,680)	$(102,169,928)	(16,163,546)	$(160,914,483)

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	30

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $18,618,798 and $20,878,559, respectively, for the period ended August 31, 2025. Purchases and sales of U.S. Treasury obligations aggregated $390,199 and $1,424,575, respectively, for the period ended August 31, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2025, funds within the John Hancock group of funds complex held 46.7% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	46.7%
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
31	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multi-Asset Absolute Return Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Multi-Asset Absolute Return Fund (the "Fund") as of August 31, 2025, the related statements of operations for the period August 1, 2025 through August 31, 2025 and for the year ended July 31, 2025, the statements of changes in net assets for the period August 1, 2025 through August 31, 2025 and for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of each of their operations for the period August 1, 2025 through August 31, 2025 and for the year ended July 31, 2025 and the changes in each of their net assets for the period August 1, 2025 through August 31, 2025 and for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	32

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable period ended August 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
33	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset Absolute Return Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4781085	395A 8/25
10/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 21, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 21, 2025